INVESTMENTS ACCOUNTED FOR BY EQUITY METHOD	12 Months Ended
Dec. 31, 2018
INVESTMENTS ACCOUNTED FOR BY EQUITY METHOD [Abstract]
INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD

13. INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2018	2017	2018	2017
AltaGas Canada Inc. (ACI)	Canada	36.75	$112.5	$—	$5.4	$—
AltaGas Idemitsu Joint Venture LP (AIJVLP)	Canada	50	342.9	323.3	2.1	6.6
Constitution Pipeline, LLC (Constitution)	United States	10	—	—	(0.2)	—
Craven County Wood Energy LP	United States	50	7.8	20.9	(14.1)	3.3
Eaton Rapids Gas Storage System	United States	50	29.4	26.4	2.0	2.5
Grayling Generating Station LP	United States	50	29.0	27.6	3.6	3.5
Inuvik Gas Ltd. (a)	Canada	33.333	—	—	(0.2)	—
Meade Pipeline Co. LLC (Meade) (b)	United States	55	757.8	—	12.2	—
Mountain Valley Pipeline, LLC (Mountain Valley)	United States	10	532.5	—	11.5	—
Sarnia Airport Storage Pool LP	Canada	50	18.7	18.8	1.0	1.0
Petrogas Preferred Shares	Canada	n/a	150.0	150.0	12.8	12.8
Tidewater Midstream and Infrastructure Ltd. (c)	Canada	n/a	—	—	—	1.7
Stonewall Gas Gathering Systems LLC	United States	30	411.8	—	11.8	—
			$2,392.4	$567.0	$47.9	$31.4
(a)	Inuvik Gas Ltd. was sold to AltaGas Canada Inc. in October 2018.
(b)	Meade is a VIE (Note 12).
(c)	AltaGas sold 43.7 million shares of Tidewater Midstream and Infrastructure Inc. in September 2018 (Note 11).

Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows:

Year ended December 31	2018	2017
Revenues	$351.6	$110.6
Expenses	(142.7)	(74.2)
	$208.9	$36.4

As at December 31	2018	2017
Current assets	$1,204.6	$24.8
Property, plant and equipment	$7,602.5	$82.8
Intangible assets	$22.9	$5.6
Long-term investments and other assets	$1,326.6	$843.3
Current liabilities	$(1,015.2)	$(41.7)
Other long-term liabilities	$(949.6)	$(189.1)

Petrogas Preferred Shares

AltaGas, indirectly through its investment in AIJVLP, holds a one-third equity interest in Petrogas. In 2016, AltaGas directly invested $150.0 million to subscribe for 6,000,000 cumulative redeemable convertible preferred shares of Petrogas. These preferred shares form part of AltaGas’ overall investment in Petrogas and entitle AltaGas to a fixed, cumulative, preferential cash dividend at a rate of 8.5 percent per annum payable quarterly. These preferred shares are, in the normal course, redeemable at any time on or after January 1, 2018 and convertible into a specified number of common shares at the option of either holder at any time on or after April 19, 2018. For the year ended December 31, 2018, AltaGas received dividend income of $12.8 million (2017 - $12.8 million) from the Petrogas preferred shares, which has been included in the Consolidated Statement of Income under the line item “income from equity investments”.

AltaGas Canada Inc.

As at December 31, 2018, AltaGas owns an approximate 37 percent equity interest in ACI. On October 25, 2018, the ACI IPO was successfully completed reflecting a final price of $14.50 per common share of ACI (Note 4). ACI holds Canadian rate-regulated natural gas distribution utility assets and contracted wind power in Canada, as well as an approximate 10 percent interest in the Northwest Hydro facilities.

Equity Method Investments Acquired in WGL Acquisition

In connection with the WGL Acquisition (Note 3), AltaGas acquired the following investments accounted for by the equity method that are not considered VIEs:

Mountain Valley Pipeline, LLC (Mountain Valley)

WGL Midstream owns a 10 percent equity interest in Mountain Valley Pipeline, LLC. The proposed pipeline, which will be operated by EQM Gathering Opco, LLC (EQM) and developed, constructed, and owned by Mountain Valley (a venture of EQT Midstream Partners LP (EQT) and other entities), will transport approximately 2.0 Bcf of natural gas per day and will extend from Equitrans, LP’s system in Wetzel County, West Virginia to Transcontinental Gas Pipe Line Company LLC's Station 165 in Pittsylvania County, Virginia. The pipeline is expected to span approximately 300 miles.

At December 31, 2018, AltaGas held an equity investment in Mountain Valley with a carrying value of $532.5 million, inclusive of fair value adjustments on acquisition date (Note 3). WGL Midstream expects to invest approximately US$350 million in scheduled capital contributions through the in-service date of the pipeline based on its contracted share of project costs. The equity method is considered appropriate because Mountain Valley is a Limited Liability Company (LLC) with specific ownership accounts and ownership between five and fifty percent resulting in WGL Midstream maintaining a more than minor influence over the partnership operating and financing policies. Profits and losses are allocated under the HLBV method of accounting and are included in income from equity investments in the accompanying Consolidated Statements of Income and are added to or subtracted from the carrying amount of AltaGas’ investment balance.

In April 2018, WGL Midstream entered into a separate agreement with EQM to acquire a 5 percent equity interest in a project to build a lateral interstate natural gas pipeline connecting to the Mountain Valley Pipeline.

Stonewall Gas Gathering System (Stonewall)

WGL Midstream has a 30 percent equity interest in an entity that owns and operates certain assets known as the Stonewall Gas Gathering System. Stonewall has the capacity to gather up to 1.4 Bcf of natural gas per day from the Marcellus production region in West Virginia, and connects with an interstate pipeline system that serves markets in the mid-Atlantic region. As at December 31, 2018, the carrying value of the equity investment in Stonewall was $411.8 million, inclusive of fair value adjustments on acquisition date (Note 3). Profits and losses are allocated under the HLBV method of accounting and are included in income from equity investments in the accompanying Consolidated Statements of Income.

Constitution Pipeline Company, LLC (Constitution)

WGL Midstream has an investment in Constitution, owning a 10 percent equity interest in the proposed pipeline venture. At December 31, 2018, the carrying value of the equity investment in Constitution was $nil, reflecting AltaGas’ fair value on acquisition date (Note 3). This natural gas pipeline venture is proposed to transport natural gas from the Marcellus region in northern Pennsylvania to major northeastern markets.

In addition to the above non-VIE equity investments acquired in the WGL Acquisition, the Company’s investment in Meade (Note 12) is also accounted for using the equity method.

Provisions on investments accounted for by the equity method

During the year ended December 31, 2018, AltaGas recorded a pre-tax provision of $14.5 million against AltaGas’ investment in Craven Wood County Energy LP. No provisions were recorded for the year ended December 31, 2017.